Summary Prospectus March 30, 2014 WBI Absolute Return Dividend Growth Fund (the “Dividend Growth Fund” or the “Fund”)
No Load Shares	WBIDX
Institutional Shares	WBDGX

Before you invest you may want to review the Dividend Growth Fund’s Statutory Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks.  The current Statutory Prospectus and Statement of Additional Information dated March 30, 2014, are incorporated by reference into this Summary Prospectus. You can find the Fund’s Statutory Prospectus, Statement of Additional Information and other information about the Fund online at http://www.wbifunds.com/literature.html.  You can also get this information at no cost by calling 1-855-WBI-FUND (1-855-924-3863) or by sending an email request to wbifunds@wbiinvestments.com.

Investment Objectives
The Dividend Growth Fund’s investment objectives are to seek long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Growth Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	No Load	Institutional
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses (includes Shareholder Servicing Plan Fees)	0.93%	0.92%
Shareholder Servicing Plan Fees(1)	0.40%	0.40%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	2.20%	1.94%
Less: Fee Waiver and Expense Reimbursement(3)	-0.18%	-0.17%
Net Annual Fund Operating Expenses	2.02%	1.77%
(1)	Shareholder Servicing Plan Fees have been restated to reflect current fees.
(2)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Dividend Growth Fund and does not include expenses attributed to current shareholder servicing plan fees and acquired fund fees and expenses (“AFFE”).

(3)
WBI Investments, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Dividend Growth Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load Class shares and 1.75% of average daily net assets for Institutional Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least March 29, 2015, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Dividend Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$205	$671	$1,163	$2,520
Institutional Class	$180	$593	$1,031	$2,251

Portfolio Turnover.  The Dividend Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 219.78% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Dividend Growth Fund will invest at least 80% of its net assets (including any borrowings for investment purpose) in dividend-paying equity securities of foreign and domestic companies.  Up to 20% of the Fund’s net assets may be invested in non-dividend paying equities, domestic and foreign fixed income securities, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of equity securities in which the Dividend Growth Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETNs, and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Dividend Growth Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets.  The Fund may invest up to 10% of its net assets in high-yield bonds (also known as “junk bonds”).  Excluding money market funds, which may be used as cash equivalents, the Fund may also invest up to 60% of its net assets in other investment companies, including ETFs.  Investments in other investment companies that invest predominantly in dividend-paying equity securities are considered dividend-paying equity securities for the 80% test.  The Fund may invest in companies of any size market capitalization.

The risk-managed investment approach used for the Dividend Growth Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases.  The Fund then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Dividend Growth Fund’s value.    If a security’s price stays within a range of acceptable prices, the security will remain in the Fund.  If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.  During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund.

The Dividend Growth Fund’s target allocation is 90% dividend-paying equity securities.

The Advisor expects that the Dividend Growth Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Dividend Growth Fund.  The following additional risks could affect the value of your investment:

•
Market Risk – The prices of the securities in which the Dividend Growth Fund invests may decline for a number of reasons. The stock market as a whole, or the value of an individual company, may go down resulting in a decrease in the value of the Fund.

•
Management Risk – Your investment in the Dividend Growth Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis, and determination of portfolio securities.  If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

•
Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

•
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Dividend Growth Fund’s investments.  Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Investment Style Risk – The Dividend Growth Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Model Risk – The Dividend Growth Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties.  Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance.  There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for the Fund, and may result in a loss of principal.

•
Small and Medium Companies Risk – Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
ETF and Mutual Fund Risk – When the Dividend Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Master Limited Partnership Risk – Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Fixed Income Securities Risk – Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Dividend Growth Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
High-Yield Securities Risk – The fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Exchange-Traded Note Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Performance
The following performance information provides some indication of the risks of investing in the Dividend Growth Fund.  The bar chart shows the annual return for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s average annual returns for one year and since inception compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND (1-855-924-3863).

Calendar Year Total Returns as of December 31 – Institutional Class

During the period shown on the bar chart, the Dividend Growth Fund’s highest total return for a quarter was 12.11% (quarter ended December 31, 2011) and the lowest total return for a quarter was -19.59% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2013) Institutional Class	1 Year	Since Inception (12/29/10)
Return before taxes	20.47%	10.23%
Return after taxes on distributions	18.11%	9.42%
Return after taxes on distributions and sale of Fund shares	11.92%	7.72%
No Load Class
Return before taxes	20.09%	9.95%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	16.08%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Dividend Growth Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.

Management
Investment Advisor.  WBI Investments, Inc. is the Dividend Growth Fund’s investment advisor.

Portfolio Managers.   Mr. Gary E. Stroik, Chief Investment Officer and lead Dividend Growth Fund portfolio manager, Mr. Donald R. Schreiber, Jr., Founder, Chief Executive Officer and Fund co-portfolio manager, and Mr. Craig French, Portfolio Manager and Fund co-portfolio manager, are the portfolio managers responsible for the day-to-day management of the Dividend Growth Fund.  Messrs. Stroik and Schreiber have each managed the Fund since its inception in December 2010 and Mr. French has managed the Fund since March 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Dividend Growth Fund shares on any business day by written request via mail (WBI Absolute Return Dividend Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-855-WBI-FUND (1-855-924-3863), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

No Load Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$250
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$1,000	Any amount
Automatic Investment Plan	$2,500	$100

Institutional Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$250,000	$250
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$250,000	Any amount
Automatic Investment Plan	$250,000	$100

Tax Information
The Dividend Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Dividend Growth Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.